Note 19 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
19.	Commitments and contingencies

(a)
Lease commitments
Minimum operating lease payments are as follows:

Year ended December 31
2019	$86,376
2020	76,169
2021	62,171
2022	51,011
2023	38,103
Thereafter	97,631
$411,461

(b)
Purchase commitments
Minimum contractual purchase commitments are as follows:

Year ended December 31
2019	$11,063
2020	6,600
2021	1,467
2022	1,179
2023	491
$20,800

(c) Contingencies
In the normal course of operations, the Company is subject to routine claims and litigation incidental to its business. Litigation currently pending or threatened against the Company includes disputes with former employees and commercial liability claims related to services provided by the Company. The Company believes resolution of such proceedings, combined with amounts set aside, will not
have a material impact on the Company’s financial condition or the results of operations.